PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Schedule of movement in provisions
The following table summarizes the movement in provisions for the years ended December 31:

	Non-income tax provisions	Decommi-ssioning provision	Legal provision	Other provisions	Total

As of January 1, 2023	49	43	9	5	106

Arising during the year	18	3	—	10	31
Utilized	—	(1)	—	—	(1)
Unused amounts reversed	(2)	(4)	—	(3)	(9)
Transfer and reclassification	7	—	—	—	7
Discount rate adjustment and imputed interest	—	3	—	—	3
Translation adjustments and other	(7)	(4)	—	(1)	(12)

As of December 31, 2023	65	40	9	11	125
Non-current	4	40	—	—	44
Current	61	—	9	11	81

As of January 1, 2024	65	40	9	11	125

Arising during the year	9	8	—	8	25
Utilized	(15)	(1)	—	(3)	(19)
Unused amounts reversed	(5)	(1)	—	(5)	(11)
Discount rate adjustment and imputed interest	—	3	—	—	3
Translation adjustments and other	2	(3)	—	(1)	(2)

As of December 31, 2024	56	46	9	10	121
Non-current	—	46	—	2	48
Current	56	—	9	8	73